Risk management and financial instruments (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gross asset		$ 9.9	$ 0.0
Gain (Loss) on Derivative Instruments, Net, Pretax	[1]	24.9	(13.9)	$ (18.0)
Long-term debt, percentage bearing variable interest		319.8	611.9
Effect of increase of 100 bps in short-term interest rate on interest expense		3.2	6.1
Effect of decrease of 100 bps in short-term interest rate on interest expense		3.2	6.1
Interest Rate Swap
Derivative [Line Items]
Outstanding principal		$ 2,764.9
Derivative, average fixed interest rate (as percent)		2.49%
Gross asset		$ 9.9
Gross liability			29.0
Derivative, loss on derivative			13.9
Interest Rate Swap | Out of period adjustment
Derivative [Line Items]
Derivative, gain on derivative			21.8
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal		$ 2,764.9	$ 2,793.9

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".